UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2012.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		09/30/12

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  101087 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aflac                          COMM             001055102     1960    40944 SH       Sole                    40944
Amgen Inc                      COMM             031162100     1705    20223 SH       Sole                    20223
Amphenol Corp-CL A             COMM             032095101     1822    30946 SH       Sole                    30946
Apple Computer                 COMM             037833100     5108     7657 SH       Sole                     7657
Biogen Idec                    COMM             09062X103     1345     9012 SH       Sole                     9012
Celgene Corp                   COMM             151020104     1380    18068 SH       Sole                    18068
Chevron Corp                   COMM             166764100     2820    24193 SH       Sole                    24193
Coca-Cola Co                   COMM             191216100     2502    65970 SH       Sole                    65970
Coca-Cola Enterprises          COMM             19122T109     2115    67625 SH       Sole                    67625
Community Health Systems       COMM             203668108     1766    60602 SH       Sole                    60602
ConocoPhillips                 COMM             20825C104     1738    30394 SH       Sole                    30394
Costco Wholesale               COMM             22160K105     2013    20102 SH       Sole                    20102
Covidien PLC                   COMM             G2552X108     1715    28855 SH       Sole                    28855
Diageo plc ADS                 COMM             25243Q205     2557    22679 SH       Sole                    22679
Discover Financial Services    COMM             254709108     2839    71447 SH       Sole                    71447
E I duPont                     COMM             263534109     1941    38617 SH       Sole                    38617
Ennis Inc                      COMM             293389102      354    21561 SH       Sole                    21561
Exxon Mobil                    COMM             30231G102     1693    18510 SH       Sole                    18510
General Electric               COMM             369604103     1872    82428 SH       Sole                    82428
Gilead Sciences                COMM             375558103     1369    20640 SH       Sole                    20640
Hancock Holding Company        COMM             410120109     1692    54604 SH       Sole                    54604
Healthcare Services Group Inc  COMM             421906108     2071    90591 SH       Sole                    90591
Home Depot                     COMM             437076102     1474    24416 SH       Sole                    24416
International Business Machine COMM             459200101      230     1109 SH       Sole                     1109
Johnson & Johnson              COMM             478160104      784    11372 SH       Sole                    11372
Jones Lang Lasalle             COMM             48020Q107      214     2801 SH       Sole                     2801
McDonalds Corp                 COMM             580135101     1989    21679 SH       Sole                    21679
McKesson Inc                   COMM             58155Q103     1886    21917 SH       Sole                    21917
Medtronic Inc                  COMM             585055106     2090    48477 SH       Sole                    48477
National Oilwell Varco Inc     COMM             637071101     1963    24499 SH       Sole                    24499
Nestle SA ADR A                COMM             641069406     1804    28533 SH       Sole                    28533
NextEra Energy Inc             COMM             65339F101     1994    28349 SH       Sole                    28349
Novartis                       COMM             66987V109     1556    25406 SH       Sole                    25406
Oracle Systems                 COMM             68389X105      612    19456 SH       Sole                    19456
PPG Industries                 COMM             693506107     2714    23630 SH       Sole                    23630
Prosperity Bancshares          COMM             743606105     1717    40295 SH       Sole                    40295
Public Storage                 COMM             74460D109     1879    13499 SH       Sole                    13499
QUALCOMM Inc                   COMM             747525103     2769    44329 SH       Sole                    44329
Rick's Cabaret                 COMM             765641303      248    30000 SH       Sole                    30000
Southwest Airlines             COMM             844741108     2027   231106 SH       Sole                   231106
Target Corporation             COMM             87612E106     1757    27679 SH       Sole                    27679
The Mosaic Company             COMM             61945C103     1894    32874 SH       Sole                    32874
TiVo                           COMM             888706108     1478   141659 SH       Sole                   141659
Total SA ADR                   COMM             89151E109     1725    34423 SH       Sole                    34423
US Bancorp                     COMM             902973304     2006    58498 SH       Sole                    58498
United Parcel Service          COMM             911312106     2722    38026 SH       Sole                    38026
Walt Disney Co                 COMM             254687106     2051    39229 SH       Sole                    39229
Wells Fargo                    COMM             949746101     1719    49777 SH       Sole                    49777
Western Digital                COMM             958102105     1684    43492 SH       Sole                    43492
Wyndham Worldwide Corp         COMM             98310W108     1748    33299 SH       Sole                    33299
Yum Brands Inc                 COMM             988498101      265     4000 SH       Sole                     4000
Alerian MLP ETF                ETF              00162Q866     4374   263980 SH       Sole                   263980
SPDR S&P Dividend ETF          ETF              78464A763      209     3594 SH       Sole                     3594
Schwab US Dividend Equity ETF  ETF              808524797      798    27741 SH       Sole                    27741
Vanguard Dividend Appreciation ETF              921908844     1338    22425 SH       Sole                    22425
Vanguard Growth ETF            ETF              922908736     1352    18673 SH       Sole                    18673
Vanguard High Dividend Yield E ETF              921946406      781    15497 SH       Sole                    15497
Vanguard Large-Cap ETF         ETF              922908637      863    13135 SH       Sole                    13135